Accrued Expenses and Other Current Liabilities - Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Rebates, credits and discounts due to customers	$ 16.9	$ 13.8
Taxes payable	9.1	9.4
Insurance	7.3	7.9
Bonuses	6.5	5.5
Salaries and wages	4.4	3.2
Vacation pay	4.0	4.3
Employee benefit plans	2.6	3.7
Professional fees	0.7	1.5
Restructuring reserves	0.5	1.4	1.1	2.2
Accrued litigation	0.5	1.5
Environmental	0.5	1.0
Other	6.6	5.5
Accrued expenses and other current liabilities, total	$ 59.6	$ 58.7